Pension and Post Retirement Benefits - Unrecognized Component of Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 268.8
Prior service cost
Total before income tax	268.8
Income tax benefit	(36.4)
Portion allocated to Revlon Holdings	(0.9)
Total after income tax	231.5
Pension Plans Revlon [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	264.2
Prior service cost
Total before income tax	264.2	250.4
Income tax benefit	(35.9)	(28.0)
Portion allocated to Revlon Holdings	(0.9)	(0.7)
Total after income tax	227.4	221.7
Other Post-Retirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	4.6
Prior service cost
Total before income tax	4.6	4.4
Income tax benefit	(0.5)	(0.2)
Portion allocated to Revlon Holdings		(0.2)
Total after income tax	$ 4.1	$ 4.0